Financial Instrument Risk Management Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of maximum exposure to credit risk
The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2019	2018
Off-balance sheet item:
Loan commitments(1)	$2,175	$2,460

(1) Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Disclosure of right of offset and collateral
We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2019			2018
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$1,548	$(737)	$(730)	$81	$1,112	$(768)	$(298)	$46
Reverse repurchase agreements (Note 8)	3	(3)	—	—	17	(17)	—	—
Total financial assets	$1,551	$(740)	$(730)	$81	$1,129	$(785)	$(298)	$46
Financial liabilities:
Derivative liabilities	$(2,040)	$737	$937	$(366)	$(2,295)	$768	$1,132	$(395)
Repurchase agreements (Note 5.F.ii)	(1,850)	3	1,847	—	(1,824)	17	1,807	—
Total financial liabilities	$(3,890)	$740	$2,784	$(366)	$(4,119)	$785	$2,939	$(395)

(1) Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2) Financial collateral excludes overcollateralization and, for exchange-traded derivatives, initial margin. Total financial collateral, including initial margin and overcollateralization, received on derivative assets was $939 ($470 as at December 31, 2018), received on reverse repurchase agreements was $3 ($17 as at December 31, 2018), pledged on derivative liabilities was $1,706 ($1,726 as at December 31, 2018), and pledged on repurchase agreements was $1,850 ($1,824 as at December 31, 2018).

Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The following table provides a reconciliation of the beginning and ending balances for assets and liabilities that are categorized in Level 3:

For the year ended	Debt securities – fair value through profit or loss	Debt securities – available-for-sale	Equity securities – fair value through profit or loss	Equity securities – available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value	Put option liability
December 31, 2019
Beginning balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648	$—
Acquisitions	—	—	—	—	13	—	13	—	13	951
Included in net income(1)(2)(3)	28	—	(2)	(23)	(80)	238	161	45	206	11
Included in OCI(2)	—	4	—	2	13	—	19	—	19	—
Purchases	85	35	5	22	521	689	1,357	152	1,509	—
Sales / Payments	(49)	—	(9)	—	(122)	(701)	(881)	(59)	(940)	—
Settlements	(40)	—	—	—	—	—	(40)	(1)	(41)	—
Transfers into Level 3(4)	15	—	—	—	—	—	15	—	15	—
Transfers (out) of Level 3(4)(5)	(159)	(31)	(4)	—	(110)	—	(304)	(1,178)	(1,482)	—
Foreign currency translation(6)	(5)	(1)	(4)	(2)	(31)	(77)	(120)	(6)	(126)	(6)
Ending balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821	$956
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$4	$—	$(3)	$—	$(78)	$272	$195	$25	$220	$—
December 31, 2018
Beginning balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700	$—
Included in net income(1)(2)(3)	(4)	—	9	—	69	441	515	29	544	—
Included in OCI(2)	—	(5)	—	(8)	(9)	—	(22)	—	(22)	—
Purchases	164	140	19	4	644	621	1,592	430	2,022	—
Sales / Payments	(49)	(6)	—	(1)	(227)	(1,113)	(1,396)	(31)	(1,427)	—
Settlements	(21)	(4)	—	(1)	—	—	(26)	(1)	(27)	—
Transfers into Level 3(4)	12	1	—	1	—	—	14	4	18	—
Transfers (out) of Level 3(4)	(159)	(221)	—	—	—	—	(380)	(5)	(385)	—
Foreign currency translation(6)	13	2	7	3	43	141	209	16	225	—
Ending balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648	$—
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$5	$—	$9	$—	$69	$331	$414	$27	$441	$—

(1) Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2) Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3) Investment properties included in net income is comprised of fair value changes on investment properties of $305 ($529 in 2018), net of amortization of leasing commissions and tenant inducements of $67 ($88 in 2018).
(4) Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5) An update of certain specific criteria used to determine the leveling classification of the financial instruments was made in 2019 to align with industry practice. This resulted in transfers out of Level 3, including $1,178 for Investments for account of segregated fund holders as well as $110 for Other invested assets, and transferred into Level 2 based on the availability of observable inputs and other criteria.
(6) Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2019		December 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$9,575	$9,575	$9,506	$9,506
Debt securities – fair value through profit or loss	67,894	67,894	61,402	61,402
Debt securities – available-for-sale(1)	13,712	13,712	13,041	13,041
Equity securities – fair value through profit or loss	4,474	4,474	4,014	4,014
Equity securities – available-for-sale	313	313	620	620
Mortgages and loans(1)	48,222	52,028	46,822	48,434
Derivative assets	1,548	1,548	1,112	1,112
Other invested assets – fair value through profit or loss(2)	3,016	3,016	2,701	2,701
Other invested assets – available-for-sale(2)	813	813	621	621
Policy loans	3,218	3,218	3,222	3,222
Total financial assets(3)	$152,785	$156,591	$143,061	$144,673

(1) As at December 31, 2019, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $13,602 of Debt securities – AFS ($12,914 as at December 31, 2018), $47,398 of Mortgages and loans supporting insurance contract liabilities ($43,826 as at December 31, 2018), and $4,315 of Mortgages and loans not supporting insurance contract liabilities ($4,410 as at December 31, 2018).
(2) Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3) Invested assets on our Consolidated Statements of Financial Position of $161,619 ($151,726 as at December 31, 2018) includes Total financial assets in this table, Investment properties of $7,306 ($7,157 as at December 31, 2018), and Other invested assets – non-financial assets of $1,528 ($1,508 as at December 31, 2018).

Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2019	2018
Cash	$1,656	$2,089
Cash equivalents	5,059	5,209
Short-term securities	2,860	2,208
Cash, cash equivalents and short-term securities	9,575	9,506
Less: Bank overdraft, recorded in Other liabilities	30	104
Net cash, cash equivalents and short-term securities	$9,545	$9,402

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor’s parent.

As at December 31, 2019	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,981	$1,921	$—	$—	$3,902
Office	1,854	2,068	—	—	3,922
Multi-family residential	3,900	1,791	—	—	5,691
Industrial and land	861	1,037	—	—	1,898
Other	714	98	—	—	812
Total mortgages(1)	$9,310	$6,915	$—	$—	$16,225
Loans	$13,249	$11,994	$3,297	$3,457	$31,997
Total mortgages and loans	$22,559	$18,909	$3,297	$3,457	$48,222

(1) $3,966 of mortgages in Canada are insured by the CMHC.

As at December 31, 2018	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,921	$2,281	$—	$—	$4,202
Office	1,811	2,417	—	—	4,228
Multi-family residential	3,455	1,920	—	—	5,375
Industrial and land	752	1,154	—	—	1,906
Other	618	104	—	—	722
Total mortgages(1)	$8,557	$7,876	$—	$—	$16,433
Loans	$13,238	$11,458	$2,547	$3,146	$30,389
Total mortgages and loans	$21,795	$19,334	$2,547	$3,146	$46,822

(1) $3,537 of mortgages in Canada are insured by the CMHC.
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor’s parent.

As at December 31,	2019			2018
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$28,221	$5,031	$33,252	$25,091	$4,217	$29,308
United States	24,224	5,822	30,046	21,329	5,917	27,246
United Kingdom	4,874	528	5,402	5,092	565	5,657
Other	10,575	2,331	12,906	9,890	2,342	12,232
Balance	$67,894	$13,712	$81,606	$61,402	$13,041	$74,443
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower’s right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2019			2018
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$2,094	$2,025	$4,119	$2,189	$1,175	$3,364
Due in years 2-5	9,692	3,954	13,646	9,307	4,865	14,172
Due in years 6-10	9,655	3,301	12,956	10,080	2,580	12,660
Due after 10 years	46,453	4,432	50,885	39,826	4,421	44,247
Total debt securities	$67,894	$13,712	$81,606	$61,402	$13,041	$74,443

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2019	2018
Due in 1 year or less	$1,099	$968
Due in years 2-5	5,255	5,118
Due in years 6-10	6,787	7,351
Due after 10 years	3,154	3,021
Total mortgages	$16,295	$16,458

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2019	2018
Due in 1 year or less	$1,834	$1,425
Due in years 2-5	6,872	6,968
Due in years 6-10	5,449	5,183
Due after 10 years	17,889	16,863
Total loans	$32,044	$30,439
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2019			2018
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,890	$2,556	$6,446	$3,830	$1,746	$5,576
Canadian provincial and municipal government	13,826	1,139	14,965	11,866	1,199	13,065
U.S. government and agency	1,748	1,363	3,111	1,380	1,527	2,907
Other foreign government	5,181	736	5,917	4,929	717	5,646
Total government issued or guaranteed debt securities	24,645	5,794	30,439	22,005	5,189	27,194
Corporate debt securities by industry sector:
Financials	9,341	1,585	10,926	8,390	1,470	9,860
Utilities	6,693	565	7,258	6,353	528	6,881
Industrials	4,800	629	5,429	4,053	590	4,643
Energy	3,867	365	4,232	3,628	340	3,968
Communication services(1)	3,075	471	3,546	2,826	481	3,307
Real estate	2,595	368	2,963	2,640	376	3,016
Health care	1,886	236	2,122	1,734	299	2,033
Consumer staples	1,703	221	1,924	1,625	257	1,882
Materials	1,331	212	1,543	1,225	256	1,481
Consumer discretionary(1)	1,268	219	1,487	1,372	209	1,581
Information technology(1)	1,122	213	1,335	1,024	207	1,231
Total corporate debt securities	37,681	5,084	42,765	34,870	5,013	39,883
Asset-backed securities	5,568	2,834	8,402	4,527	2,839	7,366
Total debt securities	$67,894	$13,712	$81,606	$61,402	$13,041	$74,443

(1) Our grouping of debt securities by sector is based on the Global Industry Classification Standard and S&P Dow Jones Indices. During 2018, certain
Consumer discretionary and Information technology debt securities were moved to the Communication services sector.

Disclosure of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

As at December 31,	2019				2018
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Over-the-counter contracts:
Interest rate contracts:
Forward contracts	$50	$—	$—	$50	$—	$—	$—	$—
Swap contracts	1,906	3,052	14,649	19,607	1,101	3,506	16,685	21,292
Options purchased	617	3,279	2,850	6,746	1,198	2,898	3,737	7,833
Options written(1)	357	474	—	831	477	648	225	1,350
Foreign exchange contracts:
Forward contracts	5,289	4,137	—	9,426	6,529	15	—	6,544
Swap contracts	867	3,723	12,366	16,956	532	4,451	9,210	14,193
Other contracts:
Options purchased	1,164	—	—	1,164	—	—	—	—
Forward contracts	128	176	—	304	127	158	—	285
Swap contracts	178	1	—	179	112	1	—	113
Credit derivatives	343	878	6	1,227	—	1,329	27	1,356
Exchange-traded contracts:
Interest rate contracts:
Futures contracts	2,917	—	—	2,917	3,669	—	—	3,669
Equity contracts:
Futures contracts	2,507	—	—	2,507	2,377	—	—	2,377
Options purchased	200	—	—	200	186	—	—	186
Options written	17	—	—	17	—	—	—	—
Total notional amount	$16,540	$15,720	$29,871	$62,131	$16,308	$13,006	$29,884	$59,198

(1) These are covered short derivative positions that may include interest rate options, swaptions, or floors.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2019				2018
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$180	$231	$1,137	$1,548	$100	$150	$862	$1,112
Derivative liabilities	$(73)	$(377)	$(1,590)	$(2,040)	$(240)	$(555)	$(1,500)	$(2,295)

Disclosure of debt securities, mortgages, and loans by credit quality
The following table summarizes our debt securities by credit quality:

As at December 31,	2019			2018
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities by credit rating:
AAA	$11,097	$6,630	$17,727	$9,728	$5,919	$15,647
AA	10,503	1,670	12,173	14,208	2,044	16,252
A	27,341	3,037	30,378	19,089	2,447	21,536
BBB	18,339	2,248	20,587	17,646	2,483	20,129
BB and lower	614	127	741	731	148	879
Total debt securities	$67,894	$13,712	$81,606	$61,402	$13,041	$74,443
The table below presents the distribution of Reinsurance assets by credit rating:

As at December 31,	2019			2018
	Gross exposure	Collateral	Net exposure	Gross exposure	Collateral	Net exposure
Reinsurance assets by credit rating:
AA	$2,131	$5	$2,126	$1,442	$6	$1,436
A	1,170	68	1,102	1,760	83	1,677
BBB	200	128	72	203	132	71
BB	1,707	1,663	44	1,677	1,617	60
CCC	181	168	13	252	72	180
Not rated	78	67	11	79	75	4
Total	$5,467	$2,099	$3,368	$5,413	$1,985	$3,428
Less: Negative reinsurance assets	1,443			1,272
Total Reinsurance assets	$4,024			$4,141
The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2019		2018
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
AA	$45	$1	$48	$1
A	574	9	611	9
BBB	608	19	674	13
Total single name credit default swap contracts	$1,227	$29	$1,333	$23
Credit default swap index contracts	$—	$—	$23	$—
Total credit default swap contracts sold	$1,227	$29	$1,356	$23
The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2019			2018
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$439	$(210)	$229	$289	$(252)	$37
A	1,008	(517)	491	750	(507)	243
BBB	82	(10)	72	46	(9)	37
Total over-the-counter derivatives(1)	$1,529	$(737)	$792	$1,085	$(768)	$317

(1) Exchange-traded derivatives with a positive fair value of $19 in 2019 ($27 in 2018) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2) Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3) The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4) Net replacement cost is positive replacement cost less the impact of master netting agreements
The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31,	2019	2018
Mortgages by credit rating:
Insured	$3,966	$3,537
AAA	1	3
AA	2,087	2,209
A	5,481	4,841
BBB	3,943	4,925
BB and lower	670	912
Impaired	77	6
Total mortgages	$16,225	$16,433

As at December 31,	2019	2018
Loans by credit rating:
AAA	$224	$341
AA	5,044	4,659
A	12,516	11,483
BBB	12,920	12,766
BB and lower	1,207	1,097
Impaired	86	43
Total loans	$31,997	$30,389

Disclosure of mortgages and loans past due or impaired
The distribution of mortgages and loans past due or impaired is shown in the following tables:

	Gross carrying value			Allowance for losses
As at December 31, 2019	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$16,148	$31,911	$48,059	$—	$—	$—
Impaired	147	133	280	70	47	117
Total	$16,295	$32,044	$48,339	$70	$47	$117

	Gross carrying value			Allowance for losses
As at December 31, 2018	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$16,427	$30,332	$46,759	$—	$—	$—
Past due:
Past due less than 90 days	—	14	14	—	—	—
Impaired	31	93	124	25	50	75
Total	$16,458	$30,439	$46,897	$25	$50	$75

Disclosure of changes in allowance for losses
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2018	$22	$28	$50
Provision for (reversal of) losses	3	19	22
Write-offs, net of recoveries, and other adjustments	(2)	—	(2)
Foreign exchange rate movements	2	3	5
Balance, December 31, 2018	$25	$50	$75
Provision for (reversal of) losses	46	(1)	45
Foreign exchange rate movements	(1)	(2)	(3)
Balance, December 31, 2019	$70	$47	$117

Disclosure of equities by issue country
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2019			2018
	Fair value through profit or loss	Available- for-sale	Total equities	Fair value through profit or loss	Available- for-sale	Total equities
Canada	$2,813	$22	$2,835	$2,651	$15	$2,666
United States	550	137	687	508	388	896
United Kingdom	132	5	137	121	5	126
Other	979	149	1,128	734	212	946
Total equities	$4,474	$313	$4,787	$4,014	$620	$4,634